LONG-TERM DEBT AND OTHER DEBTS - Weighted Average All-In Interest Rate (Details)	Sep. 30, 2023 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Long-term debt, carrying amount	$ 176,461,097		$ 110,673,348
Revolving Credit Facility, Revolving Credit Agreement | Weighted average
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (as a percent)	7.19%	5.46%	5.46%
Revolving Credit Facility, Revolving Credit Agreement, US
Disclosure of detailed information about borrowings [line items]
Long-term debt, carrying amount	$ 30,000,000		$ 35,000,000
Revolving Credit Facility, Revolving Credit Agreement, US | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (as a percent)	7.19%	5.80%	5.80%
Revolving Credit Facility, Revolving Credit Agreement, US | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (as a percent)		4.42%	4.42%
Revolving Credit Facility, Revolving Credit Agreement, US | Stamping Fee Rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (as a percent)	1.75%	1.50%	1.50%
Revolving Credit Facility, Revolving Credit Agreement, CA
Disclosure of detailed information about borrowings [line items]
Long-term debt, carrying amount		$ 50,000,000
Revolving Credit Facility, Revolving Credit Agreement, CA | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (as a percent)		4.71%	4.71%
Revolving Credit Facility, Revolving Credit Agreement, CA | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (as a percent)		3.67%	3.67%
Revolving Credit Facility, Revolving Credit Agreement, CA | Stamping Fee Rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (as a percent)		1.50%	1.50%